Goldman Sachs BRIC Fund (Brazil, Russia, India, China)
Goldman Sachs BRIC Fund (Brazil, Russia, India, China)—Summary
Investment Objective
The Goldman Sachs BRIC Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 45 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-111 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Goldman Sachs BRIC Fund (Brazil, Russia, India, China)		Class A	Class C	Institutional	Class IR
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	1.00%	none	none
[1]	A contingent deferred sales charge (“CDSC”) of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Goldman Sachs BRIC Fund (Brazil, Russia, India, China)		Class A	Class C	Institutional	Class IR
Management Fees		1.30%	1.30%	1.30%	1.30%
Distribution and/or Service (12b-1) Fees		0.25%	0.75%	none	none
Other Expenses	[1]	0.48%	0.73%	0.32%	0.48%
Service Fees		none	0.25%	none	none
All Other Expenses		0.48%	0.48%	0.32%	0.48%
Acquired fund fee and expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		2.04%	2.79%	1.63%	1.79%
Fee Waiver and Expense Limitation	[2],[3]	(0.38%)	(0.38%)	(0.37%)	(0.38%)
Total Annual Fund Operating Expenses	[2],[4],[5]	1.66%	2.41%	1.26%	1.41%
[1]	The differences in the "Other Expenses" ratios across the share classes are the result of, among other things, contractual differences in transfer agency fees and the effect of mathematical rounding on the daily accrual of certain expenses, particularly in respect of small share classes.
[2]	The "Total Annual Fund Operating Expenses" do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired Fund Fees and Expenses."
[3]	The Investment Adviser has agreed to (i) waive a portion of its management fees in order to achieve an effective net management fee rate of 1.04% as an annual percentage rate of the average daily net assets of the Fund; and (ii) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.174% of the Fund's average daily net assets. These arrangements will remain in effect through at least July 31, 2016, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
[4]	After Fee Waiver and Expense Limitation
[5]	The Fund's "Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation" have been restated to reflect the fee waiver and expense limitation currently in effect.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming complete redemption at end of period
Expense Example - Goldman Sachs BRIC Fund (Brazil, Russia, India, China) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	710	1,121	1,557	2,764
Class C Shares	344	830	1,442	3,095
Institutional Shares	129	479	854	1,906
Class IR Shares	144	527	936	2,078

Assuming no redemption
Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Goldman Sachs BRIC Fund (Brazil, Russia, India, China) | Class C Shares | USD ($)	244	830	1,442	3,095

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2014 was 64% of the average value of its portfolio.
Principal Strategy
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a portfolio of equity investments in Brazil, Russia, India and China (“BRIC countries”) or in issuers that participate in the markets of the BRIC countries. Such equity investments may include exchange-traded funds (“ETFs”), futures and other instruments with similar economic exposures.

An issuer participates in the markets of the BRIC countries if the issuer:
  Has a class of its securities whose principal securities market is in a BRIC country;
  Is organized under the laws of, or has a principal office in, a BRIC country; or
  Maintains 50% or more of its assets in one or more BRIC countries.
Under normal circumstances, the Fund maintains investments in at least four emerging countries: Brazil, Russia, India and China. Generally, the Fund may invest in issuers that expose the Fund to the prevailing economic circumstances and factors present in the BRIC countries. The Fund may also invest in other emerging country issuers, in addition to BRIC country issuers.

Allocation of the Fund’s investments is determined by the Investment Adviser’s assessment of a company’s upside potential and downside risk, how attractive it appears relative to other holdings, and how the addition will impact sector and industry weightings. The largest weightings in the Fund’s portfolio relative to the benchmark of the Fund are given to companies the Investment Adviser believes have the most upside return potential relative to their contribution to overall portfolio risk. The Fund’s investments are selected using a strong valuation discipline to purchase what the Investment Adviser believes are well-positioned, cash-generating businesses run by shareholder-oriented management teams.

The Fund may also invest in: (i) fixed income securities of private and government emerging country issuers; and (ii) equity and fixed income securities, such as government, corporate and bank debt obligations, of developed country issuers.

The Fund’s benchmark index is the Morgan Stanley Capital International (MSCI) BRIC Index (Net, USD, Unhedged).

THE FUND IS NON-DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (“INVESTMENT COMPANY ACT”), AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN FEWER ISSUERS THAN DIVERSIFIED MUTUAL FUNDS.
Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

BRIC Risk.  The Fund’s investment exposure to the BRIC countries will subject the Fund, to a greater extent than if investments were not made in those countries, to the risks of conditions and events that may be particular to those countries, such as: volatile economic cycles and/or securities markets; adverse exchange rates; social, political, regulatory, economic or environmental events; or natural disasters. The economies, industries, securities and currency markets of Brazil, Russia, India and China may be adversely affected by protectionist trade policies, slow economic activity worldwide, political and social instability, environmental events and natural disasters, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the U.S.

Foreign and Emerging Countries Risk.  Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, sanctions, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent the Fund also invests in securities of issuers located in emerging countries, these risks may be more pronounced.

Large Shareholder Transactions Risk.  The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value (“NAV”) and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Market Risk.  The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Non-Diversification Risk.  The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Sector Risk.  To the extent the Fund invests a significant amount of its assets in one or more sectors, such as the financial services or telecommunications sectors, the Fund will be subject to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different sectors.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional and Class IR Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
TOTAL RETURN CALENDAR YEAR (CLASS A)

The total return for Class A Shares for the 6-month period ended June 30, 2015 was 10.04%. Best Quarter Q2 ‘09 +44.38% Worst Quarter Q3 ‘08 –34.71%
AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2014
Average Annual Total Returns - Goldman Sachs BRIC Fund (Brazil, Russia, India, China)	1 Year	5 Years	Since Inception	Inception Date
Class A Shares	(9.22%)	(3.61%)	2.78%	Jun. 30, 2006
Class A Shares | Returns After Taxes on Distributions	(9.22%)	(3.62%)	2.58%	Jun. 30, 2006
Class A Shares | Returns After Taxes on Distributions and Sale of Fund Shares	(5.09%)	(2.62%)	2.22%	Jun. 30, 2006
Class A Shares | MSCI BRIC Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	(2.85%)	(1.92%)	4.60%	Jun. 30, 2006
Class C Shares	(5.60%)	(3.25%)	2.68%	Jun. 30, 2006
Class C Shares | MSCI BRIC Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	(2.85%)	(1.92%)	4.60%	Jun. 30, 2006
Institutional Shares	(3.57%)	(2.13%)	3.87%	Jun. 30, 2006
Institutional Shares | MSCI BRIC Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	(2.85%)	(1.92%)	4.60%	Jun. 30, 2006
Class IR Shares	(3.74%)		(1.59%)	Aug. 31, 2010
Class IR Shares | MSCI BRIC Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	(2.85%)		(1.22%)	Aug. 31, 2010

The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional and Class IR Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.